EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
EARNINGS PER SHARE
Common stock, shares outstanding	19,057,195	18,660,218	18,514,945			17,946,386				19,057,195	18,514,945	18,660,218	17,946,386
Net (loss) income (basic and diluted):
Loss from continuing operations	$ (363)	$ (2,688)	$ (2,840)	$ (6,024)	$ (2,238)	$ (3,178)	$ (9,786)	$ (5,430)	$ (11,625)	$ 1,318	$ (11,102)	$ (13,790)	$ (30,019)
Basic earnings (loss) per common share:
Weighted average common shares outstanding	18,732,402		18,315,180							18,653,301	18,164,141	18,207,661	17,657,372
Basic earnings (loss) per common share(in dollars per share)	$ (0.02)	$ (0.15)	$ (0.16)	$ (0.33)	$ (0.12)	$ (0.18)	$ (0.55)	$ (0.31)	$ (0.67)	$ 0.07	$ (0.61)	$ (0.76)	$ (1.70)
Diluted earnings (loss) per common share:
Weighted average common shares outstanding	18,732,402		18,315,180							18,653,301	18,164,141	18,207,661	17,657,372
Diluted effect:
Weighted average diluted common shares outstanding	18,732,402		18,315,180							18,976,619	18,164,141	18,207,661	17,657,372
Diluted earnings (loss) per common share (in dollars per share)	$ (0.02)	$ (0.15)	$ (0.16)	$ (0.33)	$ (0.12)	$ (0.18)	$ (0.55)	$ (0.31)	$ (0.67)	$ 0.07	$ (0.61)	$ (0.76)	$ (1.70)
Restricted Stock
EARNINGS PER SHARE
Unvested restricted stock included in reportable shares	307,164		193,589							307,164	193,589
Restricted Stock | Service vesting
EARNINGS PER SHARE
Unvested restricted stock included in reportable shares		634,754				91,971						634,754	91,971
Restricted Stock | Service vesting | Director
EARNINGS PER SHARE
Unvested restricted stock included in reportable shares		193,589				15,279						193,589	15,279